COMMITMENTS AND CONTINGENCIES, INTERMEX HOLDINGS, INC. (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member]	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) State Territory	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) State Territory	Dec. 31, 2017 USD ($) State Territory	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Leases [Abstract]
Office leases aggregate monthly payments						$ 143,565
Rent expense		$ 486,538	$ 428,840	$ 714,929	$ 927,138	1,605,715
Future Minimum Rental Payments [Abstract]
2018						1,389,126
2019		1,202,361			1,202,361	1,152,447
2020		918,872			918,872	772,735
2021		822,439			822,439	108,496
Thereafter		1,438,239			1,438,239	6,645
Total future minimum payments		$ 6,556,718			$ 6,556,718	$ 3,429,449
Contingencies [Abstract]
Number of states in which entity operates | State		50			50	49
Number of territories in which entity operates | Territory		2			2	2
Predecessor Company [Member]
Leases [Abstract]
Rent expense	$ 135,636						$ 1,495,526	$ 1,332,388